Annual Total Returns[BarChart] - Emerging Economies Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.01%)	18.89%	(2.76%)	(5.57%)	(14.54%)	11.47%	41.26%	(19.33%)	20.30%	15.47%